Other income, net - Schedule of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income Net [Line Items]
Other Income	¥ 8,292	¥ 13,191	¥ 29,726
Interest expense and guarantee fee	(56)	(62)	(73)
Unrealized change in fair value of investments	(60)	174
Realized change in fair value of investments	740
Government Grants
Other Income Net [Line Items]
Other Income	7,891	13,201	29,799
Others
Other Income Net [Line Items]
Other Income	¥ (223)	¥ (122)	¥ 0